Fair Value Measurements Fair Value Measurements (Level 3 Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, ending	$ 6,100
Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, beginning	18,983	38,646
Additions from acquisitions	2,065	16,875
Payments	(3,834)	(6,008)
Gain included in earnings	(11,127)	(11,463)
Reversals		(19,129)
Foreign currency translation	40	62
Contingent consideration, ending	6,127	18,983
Cost of sales | Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain included in earnings	(10,600)	(6,700)
General, administrative, restructuring, integration, and other | Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain included in earnings	$ (500)	$ (4,800)